Income Taxes - Summary of Domestic and Foreign Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Deferred taxes
Deferred taxes	$ 202.0	₨ 15,286.1	₨ 47,677.2	₨ (4,649.7)
Income tax expense/(credit) reported	48.2	3,644.5	(25,425.0)	37,678.2
India [Member]
Current taxes
Current taxes	25.1	1,900.7	5,034.3	2,420.0
Deferred taxes
Deferred taxes	(18.0)	(1,363.0)	(3,241.9)	494.6
Other than India [Member]
Current taxes
Current taxes	225.1	17,029.9	17,217.9	30,608.5
Deferred taxes
Deferred taxes	$ (184.0)	₨ (13,923.1)	₨ (44,435.3)	₨ 4,155.1